Shareholders’ Equity (Details)							6 Months Ended
		Dec. 30, 2025 USD ($) $ / shares shares	May 13, 2025 $ / shares shares	Oct. 22, 2024 USD ($) shares	Oct. 22, 2024 HKD ($) shares	Oct. 16, 2024 USD ($) $ / shares shares	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2026 HKD ($) shares	Dec. 31, 2025 HKD ($) shares	Dec. 31, 2025 $ / shares	Dec. 30, 2025 $ / shares shares	Oct. 22, 2024 HKD ($)	Sep. 05, 2023 $ / shares shares
Shareholders’ Equity [Line Items]
Permanent equity of ordinary shares									1	1
Ordinary shares				300,000	300,000
Proceeds from offering				$ 8,200,000	$ 63,900,000
Gross proceeds from ordinary shares | $				1,200,000
Additional paid-in capital				9,200,000					$ 8,753,861	$ 68,647,780	$ 68,647,780			$ 53,100,000
Re-designated and reclassified ordinary shares		791,000,000											791,000,000
Authorised share capital | $		$ 50,000
Interim Dividend | $
Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares		$ 0.0000625	$ 0.0000625
Ordinary shares, issued			20,300,000
Re-designated and reclassified ordinary shares			779,700,000
Authorised share capital | $		$ 50,000
Issue of shares		800,000,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized	[1]								158,200,000	158,200,000	158,200,000
Ordinary shares, par value | $ / shares	[1]								$ 0.0003125			$ 0.0003125
Ordinary shares, issued	[1]								2,260,000	2,260,000	2,260,000
Ordinary shares, outstanding	[1]								2,260,000	2,260,000	2,260,000
Class A Ordinary Shares [Member] | Before Effectiveness of Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares													$ 0.0000625
Class A Ordinary Shares [Member] | Upon Effectiveness of Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares													$ 0.0003125
Effectiveness of the share consolidation		158,200,000
Class A Ordinary Shares [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares		$ 0.0003125	$ 0.0000625
Re-designated and reclassified ordinary shares			11,300,000
Number of vote per share			1
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized	[1]								1,800,000	1,800,000	1,800,000
Ordinary shares, par value | $ / shares	[1]								$ 0.0003125			$ 0.0003125
Ordinary shares, issued	[1]								1,800,000	1,800,000	1,800,000
Ordinary shares, outstanding	[1]								1,800,000	1,800,000	1,800,000
Issue of shares		160,000,000
Class B Ordinary Shares [Member] | Before Effectiveness of Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Effectiveness of the share consolidation		9,000,000
Class B Ordinary Shares [Member] | Upon Effectiveness of Share Consolidation [Member]
Shareholders’ Equity [Line Items]
Effectiveness of the share consolidation		1,800,000
Class B Ordinary Shares [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares		$ 0.0003125	$ 0.0000625
Ordinary shares, issued			9,000,000
Number of vote per share			20
IPO [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares						$ 0.0000625
Ordinary shares						2,000,000
Offering price per share | $ / shares						$ 4
Proceeds from offering				9,200,000	71,700,000	$ 8,000,000
Underwriting discounts, commissions and total offering expenses				1,000,000	7,800,000
IPO [Member] | Class A Ordinary Shares [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares		0.0000625
Over-Allotment Option [Member]
Shareholders’ Equity [Line Items]
Underwriting discounts, commissions and total offering expenses				2,400,000	18,600,000
Offering expenses				$ 1,400,000	$ 10,800,000
Over-Allotment Option [Member] | Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares		0.0000625
Over-Allotment Option [Member] | Class B Ordinary Shares [Member] | Extraordinary General Meeting [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, par value | $ / shares		$ 0.0000625
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Ordinary shares, authorized															800,000,000
Ordinary shares, par value | $ / shares															$ 0.0000625
Ordinary shares, issued															18,000,000
Ordinary shares, outstanding															18,000,000

[1]	Giving retroactive effect to the 1-for-5 share consolidation.